Segment Information - Reconciliation of Adjusted EBITDA to Loss from Continuing Operations (Parenthetical) (Detail) (USD $)	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Maximum percentage of management fee payable from adjusted EBITDA		1.00%		1.00%
Condition of management fees		Annual management fee to TPG and Silver Lake in an amount between (i) $5 million and (ii) $7 million, the actual amount of which is calculated based upon 1% of Adjusted EBITDA, earned by the company in such fiscal year up to a maximum of $7 million.		Annual management fee to TPG and Silver Lake in an amount equal to the lesser of (i) 1% of our Adjusted EBITDA and (ii) $7 million.
Impairment charges	$ 2,837,000		$ 138,435,000	$ 138,435,000	$ 573,180,000	$ 185,240,000
Maximum annual management fee payable				7,000,000
Abacus [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Impairment charges				24,000,000
Minimum [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Average expected life of the service contract to cost of revenue		3 years		3 years
Management fee paid with IPO proceeds		5,000,000		5,000,000
Maximum [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Average expected life of the service contract to cost of revenue		5 years		5 years
Management fee paid with IPO proceeds		7,000,000		$ 7,000,000